NOTE 12. CONCENTRATION AND RISK (Details Narrative) (CustomerConcentrationRiskMember)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CustomerConcentrationRiskMember
Customer Concentration Risk	100.00%	91.30%